Commitments and Contingencies - Future Minimum Rental Payments under Noncancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 1,542
2015	1,531
2016	852
2017	410
2018	277
Operating leases, Total	$ 4,612